Restructuring costs and similar items - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of restructuring costs and similar items [line items]
Expense of restructuring activities	€ 1,064	€ 1,062	€ 1,480
Termination benefit payments	690	791
Charges, gains or losses on assets(a)	149	106	162
Sanofi transformation programs	€ 173	€ 109	145
Losses on property plant and equipment due to site closures or divestments			162
Europe
Disclosure of restructuring costs and similar items [line items]
Termination benefit payments			517
Research and development agreement with Regeneron
Disclosure of restructuring costs and similar items [line items]
Provision for penalities from restructuring			283
Evotec | Restructuring costs and similar items
Disclosure of restructuring costs and similar items [line items]
Transfer cost of infectious diseases			252
Upfront payments			€ 60